Segments (Assets) (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Jun. 30, 2016	Jun. 30, 2015
Segment Reporting Information [Line Items]
Assets	$ 33,070	$ 23,039	$ 70,229
Continuing Operations
Segment Reporting Information [Line Items]
Assets	33,050	23,000	54,582
Continuing Operations | Reportable Segments
Segment Reporting Information [Line Items]
Assets	31,034	17,651	45,859
Continuing Operations | Reportable Segments | Wetpaint
Segment Reporting Information [Line Items]
Assets	21,740	8,495	35,272
Continuing Operations | Reportable Segments | Choose Digital
Segment Reporting Information [Line Items]
Assets	5,273	5,416	10,587
Continuing Operations | Reportable Segments | DDGG
Segment Reporting Information [Line Items]
Assets	4,021	3,740	0
Continuing Operations | Reconciling Items
Segment Reporting Information [Line Items]
Assets	$ 2,016	$ 5,349	$ 8,723